Consolidated Income Statements ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2020 INR (₨) ₨ / shares	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 31, 2018 INR (₨) ₨ / shares
Statement [line items]
Revenues	$ 33,782.1	₨ 2,556,123.4	₨ 2,959,666.9	₨ 2,856,910.8
Finance revenues	503.9	38,127.8	33,995.5	26,040.3
Total revenues	34,286.0	2,594,251.2	2,993,662.4	2,882,951.1
Change in inventories of finished goods and work-in-progress	294.9	22,311.9	20,532.8	(20,465.8)
Purchase of products for sale	1,616.1	122,283.5	132,588.3	159,039.9
Raw materials, components, and consumables	20,167.4	1,525,964.3	1,809,875.4	1,718,028.0
Employee cost	4,075.5	308,372.8	346,261.1	302,624.8
Defined benefit pension plan amendment cost / (credit)			1,479.3	(36,090.1)
Depreciation and amortization	2,744.1	207,632.1	230,197.8	209,818.2
Other expenses	7,947.4	601,339.1	657,298.7	629,755.4
Impairment losses		4,454.8	278,379.1
Provision for onerous contracts	102.7	7,770.0
Reversal for loss of inventory (net of insurance recoveries)				(111.9)
Expenditure capitalized	(2,313.3)	(175,033.8)	(196,595.6)	(185,882.0)
Assets written off / loss on sale of assets and others (net)	41.4	3,131.9	13,186.7	29,148.6
Other (income)/loss (net)	(211.6)	(16,009.4)	(35,438.7)	(47,873.3)
Foreign exchange loss (net)	224.5	16,985.4	5,824.2	4,332.9
Interest income	(154.6)	(11,696.9)	(7,864.6)	(7,122.4)
Interest expense	958.9	72,553.1	57,586.0	46,791.3
Share of (profit)/loss of equity accounted investees (net)	132.2	10,000.0	(2,095.0)	(22,782.6)
Net income/(loss) before tax	(1,445.2)	(109,339.6)	(317,553.1)	103,740.1
Income tax (expense)/credit	(48.2)	(3,644.5)	25,425.0	(37,678.2)
Net income/(loss)	(1,493.4)	(112,984.1)	(292,128.1)	66,061.9
Attributable to:
Shareholders of Tata Motors Limited	(1,506.0)	(113,940.3)	(293,142.7)	65,040.7
Non-controlling interests	12.6	956.2	1,014.6	₨ 1,021.2
Passenger Vehicle Segment [Member]
Statement [line items]
Impairment losses	58.9	4,454.8
Assets in Subsidiaries [Member]
Statement [line items]
Impairment losses	$ 46.7	₨ 3,532.0
Jaguar Land Rover Limited [Member]
Statement [line items]
Impairment losses			₨ 278,379.1
Ordinary shares [Member]
Earnings/(loss) per share:
Basic | (per share)	$ (0.4)	₨ (32.9)	₨ (86.3)	₨ 19.1
Diluted | (per share)	(0.4)	(32.9)	(86.3)	19.1
'A' Ordinary shares [Member]
Earnings/(loss) per share:
Basic | (per share)	(0.4)	(32.9)	(86.3)	19.2
Diluted | (per share)	$ (0.4)	₨ (32.9)	₨ (86.3)	₨ 19.2